Unaudited Condensed Consolidated Statement of Financial Position (Parenthetical) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Unaudited Condensed Consolidated Statement of Financial Position
Lent securities and assets subject to repurchase agreements	$ 1,384	$ 854